Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000822632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Class N | William Blair Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to experience sustainable earnings growth over the long term. The Fund invests primarily in equity securities issued by companies that typically have a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects of companies in the Russell 3000® Index, but that may have a market capitalization outside the range of companies included in the index.

The Russell 3000® Index is a widely recognized unmanaged index that measures the performance of the 3,000 largest U.S. companies. The size of companies in the Russell 3000® Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 3000® Index included securities issued by companies that ranged in size between $59 million and $411 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or clearly should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty, (d) the prices of the company’s products or services should be based upon their value to the customer, rather than their production cost, (e) the company should have achieved, or should have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage (such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends) and (f) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies may be more volatile and less liquid than the securities of large capitalized (“large cap”) companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 20.40% (2Q09) Lowest Quarterly Return (25.20)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.85%)
2003	rr_AnnualReturn2003	23.70%
2004	rr_AnnualReturn2004	7.32%
2005	rr_AnnualReturn2005	9.75%
2006	rr_AnnualReturn2006	12.42%
2007	rr_AnnualReturn2007	13.17%
2008	rr_AnnualReturn2008	(37.61%)
2009	rr_AnnualReturn2009	38.90%
2010	rr_AnnualReturn2010	14.05%
2011	rr_AnnualReturn2011	(1.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Class N | William Blair Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.43%
Class N | William Blair Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.70%)
5 Years	rr_AverageAnnualReturnYear05	1.56%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Class N | William Blair Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Class N | William Blair Growth Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class N | William Blair Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Large Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Index.

The Russell 1000® Index is a widely recognized, unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 1000® Index included securities issued by companies that ranged in size between $365 million and $411 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or clearly should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty, (d) the prices of the company’s products or services should be based upon their value to the customer, rather than their production cost, (e) the company should have achieved, or should have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage (such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends) and (f) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of large cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 15.66% (2Q09) Lowest Quarterly Return (23.78)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Large Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	447
5 Years	rr_ExpenseExampleYear05	794
10 Years	rr_ExpenseExampleYear10	1,775
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(28.57%)
2003	rr_AnnualReturn2003	23.54%
2004	rr_AnnualReturn2004	5.23%
2005	rr_AnnualReturn2005	3.69%
2006	rr_AnnualReturn2006	6.34%
2007	rr_AnnualReturn2007	9.30%
2008	rr_AnnualReturn2008	(37.76%)
2009	rr_AnnualReturn2009	31.62%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	(3.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.78%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.24%
Class N | William Blair Large Cap Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.64%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.24%
Class N | William Blair Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.20%
Class N | William Blair Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Class N | William Blair Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund also invests in securities of micro-cap companies (i.e., those with market capitalizations of $250 million or less at the time of the Fund’s investment). To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell 2000® Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 2000® Index included securities issued by companies that ranged in size between $60 million and $3 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 37.12% (2Q09) Lowest Quarterly Return (29.92)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Small Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	493
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,882
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.25%)
2003	rr_AnnualReturn2003	61.88%
2004	rr_AnnualReturn2004	27.24%
2005	rr_AnnualReturn2005	1.18%
2006	rr_AnnualReturn2006	14.12%
2007	rr_AnnualReturn2007	(2.15%)
2008	rr_AnnualReturn2008	(46.85%)
2009	rr_AnnualReturn2009	69.55%
2010	rr_AnnualReturn2010	16.16%
2011	rr_AnnualReturn2011	(13.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.92%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
10 Years	rr_AverageAnnualReturnYear10	5.74%
Class N | William Blair Small Cap Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.85%)
10 Years	rr_AverageAnnualReturnYear10	5.02%
Class N | William Blair Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.19%)
10 Years	rr_AverageAnnualReturnYear10	4.86%
Class N | William Blair Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Class N | William Blair Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of June 27, 2011, the Russell Midcap® Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 18.57% (2Q09) Lowest Quarterly Return (22.57)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Mid Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	445
5 Years	rr_ExpenseExampleYear05	774
10 Years	rr_ExpenseExampleYear10	1,706
Bar Chart Table:	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	14.62%
2008	rr_AnnualReturn2008	(34.71%)
2009	rr_AnnualReturn2009	36.03%
2010	rr_AnnualReturn2010	24.01%
2011	rr_AnnualReturn2011	1.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.57%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	5.11%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class N | William Blair Mid Cap Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	4.62%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class N | William Blair Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class N | William Blair Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class N | William Blair Small-Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of June 27, 2011, the Russell Midcap® Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 22.08% (2Q09) Lowest Quarterly Return (23.38)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Small-Mid Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	451
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,737
Bar Chart Table:	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	13.48%
2005	rr_AnnualReturn2005	10.72%
2006	rr_AnnualReturn2006	9.68%
2007	rr_AnnualReturn2007	12.34%
2008	rr_AnnualReturn2008	(37.71%)
2009	rr_AnnualReturn2009	43.75%
2010	rr_AnnualReturn2010	22.76%
2011	rr_AnnualReturn2011	(0.27%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.38%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	4.25%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class N | William Blair Small-Mid Cap Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class N | William Blair Small-Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class N | William Blair Small-Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class N | William Blair Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide, that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 35% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of companies throughout the world, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 22.51% (2Q09) Lowest Quarterly Return (28.37)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Global Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	541
5 Years	rr_ExpenseExampleYear05	955
10 Years	rr_ExpenseExampleYear10	2,111
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(49.52%)
2009	rr_AnnualReturn2009	40.52%
2010	rr_AnnualReturn2010	20.52%
2011	rr_AnnualReturn2011	(3.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.37%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.47%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class N | William Blair Global Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.49%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class N | William Blair Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(3.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class N | William Blair Global Growth Fund | MSCI ACW IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.89%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class N | William Blair International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S, that the Advisor believes have above-average growth, profitability and quality characteristics.

The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 28.32% (2Q09) Lowest Quarterly Return (26.55)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair International Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.01%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	461
5 Years	rr_ExpenseExampleYear05	796
10 Years	rr_ExpenseExampleYear10	1,745
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.18%)
2003	rr_AnnualReturn2003	42.21%
2004	rr_AnnualReturn2004	18.48%
2005	rr_AnnualReturn2005	21.65%
2006	rr_AnnualReturn2006	23.06%
2007	rr_AnnualReturn2007	18.13%
2008	rr_AnnualReturn2008	(52.33%)
2009	rr_AnnualReturn2009	42.27%
2010	rr_AnnualReturn2010	20.09%
2011	rr_AnnualReturn2011	(14.51%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.55%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.51%)
5 Years	rr_AverageAnnualReturnYear05	(3.83%)
10 Years	rr_AverageAnnualReturnYear10	5.81%
Class N | William Blair International Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.51%)
5 Years	rr_AverageAnnualReturnYear05	(4.41%)
10 Years	rr_AverageAnnualReturnYear10	5.22%
Class N | William Blair International Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.43%)
5 Years	rr_AverageAnnualReturnYear05	(3.17%)
10 Years	rr_AverageAnnualReturnYear10	5.15%
Class N | William Blair International Growth Fund | MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	6.95%
Class N | William Blair International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization (“large cap”) and medium capitalization (“mid cap”) companies, that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests primarily in equity securities of companies that have a total market capitalization of $5 billion or more. Securities of companies whose total market capitalization falls below $5 billion after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 20% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 22.86% (2Q09) Lowest Quarterly Return (27.12)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair International Equity Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,888
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	13.50%
2006	rr_AnnualReturn2006	19.96%
2007	rr_AnnualReturn2007	17.68%
2008	rr_AnnualReturn2008	(48.75%)
2009	rr_AnnualReturn2009	32.69%
2010	rr_AnnualReturn2010	10.92%
2011	rr_AnnualReturn2011	(12.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.12%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.87%)
5 Years	rr_AverageAnnualReturnYear05	(5.01%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class N | William Blair International Equity Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.87%)
5 Years	rr_AverageAnnualReturnYear05	(5.33%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class N | William Blair International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.37%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class N | William Blair International Equity Fund | MSCI World Ex-U.S. (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.21%)
5 Years	rr_AverageAnnualReturnYear05	(4.09%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class N | William Blair International Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign small cap companies, that the Advisor believes have above-average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap company after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 32.58% (2Q09) Lowest Quarterly Return (29.47)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair International Small Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	517
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,944
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	20.32%
2007	rr_AnnualReturn2007	13.06%
2008	rr_AnnualReturn2008	(51.82%)
2009	rr_AnnualReturn2009	57.10%
2010	rr_AnnualReturn2010	25.88%
2011	rr_AnnualReturn2011	(12.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.47%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.16%)
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class N | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.30%)
5 Years	rr_AverageAnnualReturnYear05	(1.49%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class N | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.73%)
5 Years	rr_AverageAnnualReturnYear05	(1.01%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class N | William Blair International Small Cap Growth Fund | MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class N | William Blair Emerging Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 34.01% (2Q09) Lowest Quarterly Return (32.72)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Emerging Markets Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	530
5 Years	rr_ExpenseExampleYear05	913
10 Years	rr_ExpenseExampleYear10	1,987
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	37.90%
2007	rr_AnnualReturn2007	37.75%
2008	rr_AnnualReturn2008	(61.71%)
2009	rr_AnnualReturn2009	73.85%
2010	rr_AnnualReturn2010	23.44%
2011	rr_AnnualReturn2011	(17.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.72%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.29%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	9.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class N | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.07%)
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class N | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.94%)
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class N | William Blair Emerging Markets Growth Fund | MSCI Emerging Markets IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.49%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
Life of the Fund	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class N | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING LEADERS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by large capitalization (“large cap”) and medium capitalization (“mid cap”) emerging market companies that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests in large and mid cap companies in varying proportions, but the companies in which the Fund invests typically have a total market capitalization at the time of the Fund’s investment of at least the lesser of $3 billion or the smallest capitalized company included in the MSCI Emerging Markets Large Cap Index (Net). Securities of companies whose total market capitalization falls below this definition after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance in each of the calendar years since the Fund started.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
The Class N shares were first publicly offered in 2010. The performance shown for 2011 is the actual performance for the Class N shares. The performance for the periods prior thereto is based upon the Fund’s Class I shares adjusted to reflect the higher net expenses of Class N shares. Class I shares are offered in a separate prospectus.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 33.68% (2Q09) Lowest Quarterly Return (29.70)% (4Q08)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus
The performance for the periods prior thereto is based upon the Fund’s Class I shares adjusted to reflect the higher net expenses of Class N shares. Class I shares are offered in a separate prospectus.

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The one year of the average annual total return figures shown below is the actual performance for the Class N shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Class N shares were first publicly offered in 2010. The one year of the average annual total return figures shown below is the actual performance for the Class N shares. The performance for the period prior thereto is based upon the performance of the Fund’s Class I shares.

Class N | William Blair Emerging Leaders Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	974
10 Years	rr_ExpenseExampleYear10	2,133
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	78.13%
2010	rr_AnnualReturn2010	23.45%
2011	rr_AnnualReturn2011	(19.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.70%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.55%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class N | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.47%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(5.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class N | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.51%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class N | William Blair Emerging Leaders Growth Fund | MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees. expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.65%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(2.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class N | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase no larger than the greater of $3 billion or the largest capitalized company included in the MSCI Emerging Markets Small Cap Index (Net). Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class N | William Blair Emerging Markets Small Cap Growth Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[8]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	554
Class N | William Blair Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Large Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between $365 million and $411 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company’s stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class N | William Blair Large Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[9]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	440
Class N | William Blair Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic companies that the Advisor believes offer a long- term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and value prospects similar to small cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell 2000® Value Index.

The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 2000® Value Index included securities issued by companies that ranged in size between $70 million and $3 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies may be more volatile and less liquid than the securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less).

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 25.22% (2Q03) Lowest Quarterly Return (23.20)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Small Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	491
5 Years	rr_ExpenseExampleYear05	857
10 Years	rr_ExpenseExampleYear10	1,889
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.70%)
2003	rr_AnnualReturn2003	39.31%
2004	rr_AnnualReturn2004	12.05%
2005	rr_AnnualReturn2005	0.49%
2006	rr_AnnualReturn2006	21.78%
2007	rr_AnnualReturn2007	(5.54%)
2008	rr_AnnualReturn2008	(25.85%)
2009	rr_AnnualReturn2009	26.24%
2010	rr_AnnualReturn2010	30.94%
2011	rr_AnnualReturn2011	(6.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.20%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Class N | William Blair Small Cap Value Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	4.52%
Class N | William Blair Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.84%)
5 Years	rr_AverageAnnualReturnYear05	0.59%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Class N | William Blair Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Class N | William Blair Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no larger than the largest capitalized company, and no smaller than the smallest capitalized company, included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the mid cap value segment of the U.S. equity universe that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell Midcap® Value Index are considered representative of mid cap value companies. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies may be more volatile and less liquid than the securities of large companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 14.09% (4Q11) Lowest Quarterly Return (17.49)% (3Q11)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Mid Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.50%	[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	945
5 Years	rr_ExpenseExampleYear05	1,771
10 Years	rr_ExpenseExampleYear10	3,920
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(0.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.49%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class N | William Blair Mid Cap Value Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class N | William Blair Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.18%
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class N | William Blair Mid Cap Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class N | William Blair Small-Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL-MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small-Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (December 15, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December 15, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to small and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and less liquid than the securities of larger companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone. The Fund is not a complete investment program and you should only consider the Fund for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class N | William Blair Small-Mid Cap Value Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[12]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	502
Class N | William Blair Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in seeking to achieve the investment objective. The Fund’s investments may have variable rates of interest. The Fund invests primarily in U.S. dollar denominated, investment grade fixed income securities. A security is considered to be investment grade if it is rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”). No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

The Fund’s assets will principally be invested in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; corporate debt securities issued by domestic and foreign companies; and mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The Fund may also invest in Rule 144A securities.

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Barclays Capital U.S. Aggregate Index (the “Benchmark”). As of March 30, 2012, the modified adjusted duration of the Benchmark was 5.01 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage- backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 4.86% (3Q09) Lowest Quarterly Return (1.63)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class N | William Blair Bond Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	232
5 Years	rr_ExpenseExampleYear05	412
10 Years	rr_ExpenseExampleYear10	932
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.64%
2009	rr_AnnualReturn2009	11.11%
2010	rr_AnnualReturn2010	7.86%
2011	rr_AnnualReturn2011	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.63%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class N | William Blair Bond Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.64%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class N | William Blair Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.95%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class N | William Blair Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class N | William Blair Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Income Fund seeks a high level of current income with relative stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, under normal market conditions, the Fund invests at least 90% of its total assets in the following: (a) U.S. dollar-denominated corporate debt securities (domestic or foreign) with long-term ratings of “A –” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Rating Organizations”); (b) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (c) collateralized obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities (the Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A –” or better, or an equivalent rating, by one of the Rating Organizations); and (d) commercial paper obligations rated within the highest grade by one of the Rating Organizations. The Fund may also invest in Rule 144A securities.

The Advisor seeks to outperform the Barclays Capital Intermediate Government/Credit Bond Index through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

Up to 10% of the Fund’s total assets may be invested in securities that at the time of purchase are debt securities that are rated lower than “A –” but at least “BBB –” (or its equivalent) by at least one of the Rating Organizations by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB –”. Securities that are downgraded below “BBB –” (or its equivalent) after purchase may continue to be held in the Fund. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. Debt securities rated below “BBB –” (or its equivalent) are commonly referred to as “high-yield” or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are often less liquid than investment grade debt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 4.59% (2Q09) Lowest Quarterly Return (3.90)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class N | William Blair Income Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,114
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	7.91%
2003	rr_AnnualReturn2003	3.68%
2004	rr_AnnualReturn2004	2.61%
2005	rr_AnnualReturn2005	1.71%
2006	rr_AnnualReturn2006	4.25%
2007	rr_AnnualReturn2007	1.08%
2008	rr_AnnualReturn2008	(2.46%)
2009	rr_AnnualReturn2009	9.88%
2010	rr_AnnualReturn2010	6.04%
2011	rr_AnnualReturn2011	5.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.86%
10 Years	rr_AverageAnnualReturnYear10	3.94%
Class N | William Blair Income Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.15%
Class N | William Blair Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	2.29%
Class N | William Blair Income Fund | Barclays Capital Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Class N | William Blair Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maximize total return by investing in a diversified portfolio of investment grade low duration debt securities. Total return includes both income and capital appreciation. The Fund seeks to outperform the Merrill Lynch 1-Year U.S. Treasury Note Index through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. The Advisor also actively manages the Fund’s average duration relative to the Merrill Lynch 1-Year U.S. Treasury Note Index.

The Fund invests primarily in investment grade debt securities rated in the highest three categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may also invest in Rule 144A securities.

The anticipated weighted average duration for the Fund is between 0.5 to 2 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in Section 4(2) commercial paper. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities which are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 0.94% (1Q10) Lowest Quarterly Return 0.05% (4Q10)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N | William Blair Low Duration Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	230
5 Years	rr_ExpenseExampleYear05	403
10 Years	rr_ExpenseExampleYear10	904
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	1.86%
2011	rr_AnnualReturn2011	1.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.05%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.73%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class N | William Blair Low Duration Fund | Return After Taxes on Distributions | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class N | William Blair Low Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.12%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class N | William Blair Low Duration Fund | Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class N | William Blair Ready Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR READY RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Ready Reserves Fund seeks current income, a stable share price and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share although there is no guarantee that the net asset value of $1.00 per share of the Fund will be maintained. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Advisor to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 1.18% (4Q06) Lowest Quarterly Return 0.00% (4Q09)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class N | William Blair Ready Reserves Fund | Class N
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%
Service Fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.28%
2003	rr_AnnualReturn2003	0.66%
2004	rr_AnnualReturn2004	0.80%
2005	rr_AnnualReturn2005	2.62%
2006	rr_AnnualReturn2006	4.47%
2007	rr_AnnualReturn2007	4.75%
2008	rr_AnnualReturn2008	2.20%
2009	rr_AnnualReturn2009	0.10%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Class N | William Blair Ready Reserves Fund | AAA Rated Money Market Funds
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Class I | William Blair Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic growth companies of all sizes that are expected to experience sustainable earnings growth over the long term. The Fund invests primarily in equity securities issued by companies that typically have a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell 3000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects of companies in the Russell 3000® Index, but that may have a market capitalization outside the range of companies included in the index.

The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the 3,000 largest U.S. companies. The size of companies in the Russell 3000® Index may change with market conditions. In addition, changes to the composition of the Russell 3000® Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 3000® Index included securities issued by companies that ranged in size between $59 million and $411 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or clearly should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty, (d) the prices of the company’s products or services should be based upon their value to the customer, rather than their production cost, (e) the company should have achieved, or should have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage (such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends) and (f) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies may be more volatile and less liquid than the securities of large capitalized (“large cap”) companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 20.61% (2Q09) Lowest Quarterly Return (25.07)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(25.71%)
2003	rr_AnnualReturn2003	24.14%
2004	rr_AnnualReturn2004	7.54%
2005	rr_AnnualReturn2005	10.01%
2006	rr_AnnualReturn2006	12.64%
2007	rr_AnnualReturn2007	13.59%
2008	rr_AnnualReturn2008	(37.35%)
2009	rr_AnnualReturn2009	39.34%
2010	rr_AnnualReturn2010	14.36%
2011	rr_AnnualReturn2011	(1.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.07%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Class I | William Blair Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Class I | William Blair Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Class I | William Blair Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	2.74%
Class I | William Blair Growth Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Class I | William Blair Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Large Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic growth companies that have demonstrated sustained growth over a long period of time. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Index.

The Russell 1000® Index is a widely recognized, unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index. The companies in the Russell 1000® Index are considered representative of large cap companies. The size of companies in the Russell 1000® Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 1000® Index included securities issued by companies that ranged in size between $365 million and $411 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or clearly should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company’s products or services should be regarded as being of superior quality, which should enable the company to obtain a premium price and to command greater customer loyalty, (d) the prices of the company’s products or services should be based upon their value to the customer, rather than their production cost, (e) the company should have achieved, or should have the potential to achieve, an above-average return on equity through efficient use of assets and adequate margins, rather than excessive financial leverage (such companies should be able to finance most or all of their growth internally and translate revenue and income growth into rising per share earnings and dividends) and (f) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of large cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 15.79% (2Q09) Lowest Quarterly Return (23.68)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Large Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%	[16]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,390
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(28.49%)
2003	rr_AnnualReturn2003	24.27%
2004	rr_AnnualReturn2004	5.34%
2005	rr_AnnualReturn2005	3.96%
2006	rr_AnnualReturn2006	6.55%
2007	rr_AnnualReturn2007	9.36%
2008	rr_AnnualReturn2008	(37.56%)
2009	rr_AnnualReturn2009	32.17%
2010	rr_AnnualReturn2010	16.03%
2011	rr_AnnualReturn2011	(3.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	0.20%
10 Years	rr_AverageAnnualReturnYear10	0.47%
Class I | William Blair Large Cap Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.56%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
10 Years	rr_AverageAnnualReturnYear10	0.46%
Class I | William Blair Large Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.27%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
10 Years	rr_AverageAnnualReturnYear10	0.40%
Class I | William Blair Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Class I | William Blair Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund also invests in securities of micro-cap companies (i.e., those with market capitalizations of $250 million or less at the time of the Fund’s investment). To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell 2000® Index.

The Russell 2000® Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000® Index. The companies in the Russell 2000® Index are considered representative of small cap companies. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 2000® Index included securities issued by companies that ranged in size between $60 million and $3 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies are volatile and less liquid than securities of large cap companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 37.26% (2Q09) Lowest Quarterly Return (29.84)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Small Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,615
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.00%)
2003	rr_AnnualReturn2003	62.15%
2004	rr_AnnualReturn2004	27.54%
2005	rr_AnnualReturn2005	1.48%
2006	rr_AnnualReturn2006	14.42%
2007	rr_AnnualReturn2007	(1.88%)
2008	rr_AnnualReturn2008	(46.70%)
2009	rr_AnnualReturn2009	70.02%
2010	rr_AnnualReturn2010	16.62%
2011	rr_AnnualReturn2011	(13.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.84%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.13%)
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
10 Years	rr_AverageAnnualReturnYear10	6.03%
Class I | William Blair Small Cap Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.13%)
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
10 Years	rr_AverageAnnualReturnYear10	5.32%
Class I | William Blair Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	5.11%
Class I | William Blair Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Class I | William Blair Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Mid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The companies in the Russell Midcap® Index are considered representative of mid cap companies. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of June 27, 2011, the Russell Midcap® Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 18.50% (2Q09) Lowest Quarterly Return (22.49)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Mid Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	619
10 Years	rr_ExpenseExampleYear10	1,372
Bar Chart Table:	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	14.95%
2008	rr_AnnualReturn2008	(34.50%)
2009	rr_AnnualReturn2009	36.36%
2010	rr_AnnualReturn2010	24.31%
2011	rr_AnnualReturn2011	1.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.49%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
5 Years	rr_AverageAnnualReturnYear05	5.39%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class I | William Blair Mid Cap Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	4.90%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class I | William Blair Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	4.55%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class I | William Blair Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.44%
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2006
Class I | William Blair Small-Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL-MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small-Mid Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic growth companies that are expected to experience solid growth in earnings. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and growth prospects similar to small cap and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Index.

The Russell Midcap® Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000® Index. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of companies included in the index. As of June 27, 2011, the Russell Midcap® Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should have, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute, relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the prices of the company’s products or services should be based to some degree upon their value to the customer, rather than their production cost, (d) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or grow through market share gains in its industry and (e) the company should have a strong management team.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic growth companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and less liquid than securities of large cap companies. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 22.28% (2Q09) Lowest Quarterly Return (23.28)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Small-Mid Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[18]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	354
5 Years	rr_ExpenseExampleYear05	615
10 Years	rr_ExpenseExampleYear10	1,361
Bar Chart Table:	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	13.58%
2005	rr_AnnualReturn2005	11.05%
2006	rr_AnnualReturn2006	9.95%
2007	rr_AnnualReturn2007	12.54%
2008	rr_AnnualReturn2008	(37.54%)
2009	rr_AnnualReturn2009	44.26%
2010	rr_AnnualReturn2010	23.05%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.28%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	4.53%
Life of the Fund	rr_AverageAnnualReturnSinceInception	7.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class I | William Blair Small-Mid Cap Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.62%)
5 Years	rr_AverageAnnualReturnYear05	3.79%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class I | William Blair Small-Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	3.72%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class I | William Blair Small-Mid Cap Growth Fund | Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2003
Class I | William Blair Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide, that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 35% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of companies throughout the world, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 22.60% (2Q09) Lowest Quarterly Return (28.27)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Global Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	460
5 Years	rr_ExpenseExampleYear05	816
10 Years	rr_ExpenseExampleYear10	1,820
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(49.41%)
2009	rr_AnnualReturn2009	40.90%
2010	rr_AnnualReturn2010	20.73%
2011	rr_AnnualReturn2011	(3.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.27%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.26%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class I | William Blair Global Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.32%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class I | William Blair Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(3.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class I | William Blair Global Growth Fund | MSCI All Country World IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.89%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Class I | William Blair International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S, that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 28.45% (2Q09) Lowest Quarterly Return (26.49)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair International Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.01%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(14.94%)
2003	rr_AnnualReturn2003	42.42%
2004	rr_AnnualReturn2004	18.79%
2005	rr_AnnualReturn2005	22.00%
2006	rr_AnnualReturn2006	23.35%
2007	rr_AnnualReturn2007	18.53%
2008	rr_AnnualReturn2008	(52.17%)
2009	rr_AnnualReturn2009	42.63%
2010	rr_AnnualReturn2010	20.47%
2011	rr_AnnualReturn2011	(14.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.49%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
5 Years	rr_AverageAnnualReturnYear05	(3.53%)
10 Years	rr_AverageAnnualReturnYear10	6.11%
Class I | William Blair International Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.27%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	5.48%
Class I | William Blair International Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.20%)
5 Years	rr_AverageAnnualReturnYear05	(2.93%)
10 Years	rr_AverageAnnualReturnYear10	5.40%
Class I | William Blair International Growth Fund | MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	6.95%
Class I | William Blair International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization (“large cap”) and medium capitalization (“mid cap”) companies, that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests primarily in equity securities of companies that have a total market capitalization of $5 billion or more. Securities of companies whose total market capitalization no longer meets this definition after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 20% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 23.02% (2Q09) Lowest Quarterly Return (27.09)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair International Equity Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,590
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	13.81%
2006	rr_AnnualReturn2006	20.22%
2007	rr_AnnualReturn2007	17.97%
2008	rr_AnnualReturn2008	(48.61%)
2009	rr_AnnualReturn2009	32.93%
2010	rr_AnnualReturn2010	11.19%
2011	rr_AnnualReturn2011	(12.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.09%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.79%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class I | William Blair International Equity Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.13%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class I | William Blair International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05	(3.95%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class I | William Blair International Equity Fund | MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2004
Class I | William Blair International Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign small cap companies, that the Advisor believes have above-average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap company after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin.

The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor of times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 32.80% (2Q09) Lowest Quarterly Return (29.31)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair International Small Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	702
10 Years	rr_ExpenseExampleYear10	1,545
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	38.07%
2007	rr_AnnualReturn2007	38.13%
2008	rr_AnnualReturn2008	(61.60%)
2009	rr_AnnualReturn2009	74.18%
2010	rr_AnnualReturn2010	23.77%
2011	rr_AnnualReturn2011	(11.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.31%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.84%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class I | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.03%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class I | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class I | William Blair International Small Cap Growth Fund | MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Class I | William Blair Emerging Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging markets countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor of times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 34.05% (2Q09) Lowest Quarterly Return (32.67)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Emerging Markets Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	38.07%
2007	rr_AnnualReturn2007	38.13%
2008	rr_AnnualReturn2008	(61.60%)
2009	rr_AnnualReturn2009	74.18%
2010	rr_AnnualReturn2010	23.77%
2011	rr_AnnualReturn2011	(17.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.67%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.00%)
5 Years	rr_AverageAnnualReturnYear05	(1.04%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	9.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class I | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class I | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class I | William Blair Emerging Markets Growth Fund | MSCI Emerging Markets IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.49%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
Life of the Fund	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Class I | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING LEADERS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by large capitalization (“large cap”) and medium capitalization (“mid cap”) emerging market companies that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests in large and mid cap companies in varying proportions, but the companies in which the Fund invests typically have a total market capitalization at the time of the Fund’s investment of at least the lesser of $3 billion or the smallest capitalized company included in the MSCI Emerging Markets Large Cap Index (Net). Securities of companies whose total market capitalization falls below this definition after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 33.74% (2Q09) Lowest Quarterly Return (29.64)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Emerging Leaders Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%	[20]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	481
5 Years	rr_ExpenseExampleYear05	843
10 Years	rr_ExpenseExampleYear10	1,863
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	78.38%
2010	rr_AnnualReturn2010	23.70%
2011	rr_AnnualReturn2011	(19.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.34%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class I | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.34%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class I | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.29%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(3.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class I | William Blair Emerging Leaders Growth Fund | MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees. expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.65%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Class I | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase no larger than the greater of $3 billion or the largest capitalized company included in the MSCI Emerging Markets Small Cap Index (Net). Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class I | William Blair Emerging Markets Small Cap Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[6],[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[21]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	477
Class I | William Blair Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LARGE CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Large Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between $365 million and $411 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company’s stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class I | William Blair Large Cap Value Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	363
Class I | William Blair Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell 2000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics and value prospects similar to small cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell 2000® Value Index.

The Russell 2000® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the small cap value segment of the U.S. equity universe that includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell 2000® Value Index are considered representative of small cap value companies. The size of companies in the Russell 2000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell 2000® Value Index included securities issued by companies that ranged in size between $70 million and $3 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap companies may be more volatile and less liquid than the securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less).

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 25.31% (2Q03) Lowest Quarterly Return (23.24)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Small Cap Value Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[19]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	402
5 Years	rr_ExpenseExampleYear05	703
10 Years	rr_ExpenseExampleYear10	1,559
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(10.34%)
2003	rr_AnnualReturn2003	39.55%
2004	rr_AnnualReturn2004	12.18%
2005	rr_AnnualReturn2005	0.70%
2006	rr_AnnualReturn2006	22.10%
2007	rr_AnnualReturn2007	(5.31%)
2008	rr_AnnualReturn2008	25.77%
2009	rr_AnnualReturn2009	26.56%
2010	rr_AnnualReturn2010	31.13%
2011	rr_AnnualReturn2011	(6.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Class I | William Blair Small Cap Value Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.25%)
5 Years	rr_AverageAnnualReturnYear05	0.11%
10 Years	rr_AverageAnnualReturnYear10	4.75%
Class I | William Blair Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.63%)
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Class I | William Blair Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
Class I | William Blair Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a mid cap company if it has a market capitalization no larger than the largest capitalized company, and no smaller than the smallest capitalized company, included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to mid cap companies, but that may have a market capitalization above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of the mid cap value segment of the U.S. equity universe that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The companies in the Russell Midcap® Value Index are considered representative of mid cap value companies. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the Fund invests most of its assets in equity securities of mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of mid cap companies may be more volatile and less liquid than the securities of large companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the year indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 14.18% (4Q11) Lowest Quarterly Return (17.47)% (3Q11)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Mid Cap Value Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.50%	[23]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	871
5 Years	rr_ExpenseExampleYear05	1,651
10 Years	rr_ExpenseExampleYear10	3,698
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(0.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.47%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class I | William Blair Mid Cap Value Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.60%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class I | William Blair Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.28%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class I | William Blair Mid Cap Value Fund | Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2010
Class I | William Blair Small-Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR SMALL-MID CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Small-Mid Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund did not commence operations until December 15, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small capitalized (“small cap”) and medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of small cap and mid cap domestic companies that the Advisor believes offer a long-term investment value. For purposes of the Fund, the Advisor considers a company to be a small cap or mid cap company if it has a market capitalization no larger than the largest capitalized company included in the Russell Midcap® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to small and mid cap companies, but that may have a market capitalization above the market capitalization of the largest member of the Russell Midcap® Value Index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of common stocks that includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The size of companies in the Russell Midcap® Value Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Value Index can change the market capitalization range of the companies included in the index. As of June 27, 2011, the Russell Midcap® Value Index included securities issued by companies that ranged in size between $365 million and $18 billion.

In choosing investments, the Advisor evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Advisor’s estimate of the company’s value, (b) the company should have a reasonable expectation of improving its level of profitability over a three-year investment horizon, (c) the company should have a capable and skilled management team and a clearly articulated and logical business strategy with a reasonable probability of successful execution, (d) the company should have a relatively simple, clean capital structure without excessive use of financial leverage (the company should adhere to conservative and straightforward accounting practices) and (e) there should be a likelihood that the company will undergo a positive corporate change within a three-year investment horizon.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of small cap and mid cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. The securities of small cap and mid cap companies may be more volatile and more speculative than the securities of larger, more established issuers, which may cause the Fund’s share price to be more volatile. In addition, small and mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

The Fund involves a high level of risk and may not be appropriate for everyone. The Fund is not a complete investment program and you should only consider the Fund for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Class I | William Blair Small-Mid Cap Value Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%	[24]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	425
Class I | William Blair Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in seeking to achieve the investment objective. The Fund’s investments may have variable rates of interest. The Fund invests primarily in U.S. dollar denominated, investment grade fixed income securities. A security is considered to be investment grade if it is rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”). No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

The Fund’s assets will principally be invested in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; corporate debt securities issued by domestic and foreign companies; and mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The Fund may also invest in Rule 144A securities.

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Barclays Capital U.S. Aggregate Index (the “Benchmark”). As of March 30, 2012, the modified adjusted duration of the Benchmark was 5.01 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods or rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 4.91% (3Q09) Lowest Quarterly Return (1.60)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class I | William Blair Bond Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[25]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	171
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	684
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.72%
2009	rr_AnnualReturn2009	11.40%
2010	rr_AnnualReturn2010	7.89%
2011	rr_AnnualReturn2011	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.60%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class I | William Blair Bond Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.79%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class I | William Blair Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.08%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class I | William Blair Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Class I | William Blair Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Income Fund seeks a high level of current income with relative stability of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a matter of fundamental policy, under normal market conditions, the Fund invests at least 90% of its total assets in the following: (a) U.S. dollar-denominated corporate debt securities (domestic or foreign) with long-term ratings of “A–” or better, or an equivalent rating, by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Rating Organizations”); (b) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (c) collateralized obligations, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, mortgage-backed securities, debit balances on credit card accounts or U.S. Government securities (the Fund may invest in collateralized obligations that are not guaranteed by a U.S. Government agency or instrumentality only if the collateralized obligations are rated “A–” or better, or an equivalent rating, by one of the Rating Organizations); and (d) commercial paper obligations rated within the highest grade by one of the Rating Organizations. The Fund may also invest in Rule 144A securities.

The Advisor seeks to outperform the Barclays Capital Intermediate Government/Credit Bond Index through an actively managed diversified portfolio of debt securities. The Advisor’s investment philosophy emphasizes shifts in the Fund’s portfolio among various sectors of the debt market, subject to the Fund’s credit quality constraints for its portfolio. The Advisor also actively manages the Fund based upon the average duration and yield to maturity of the Fund’s portfolio and the Advisor’s perceived trends in interest rates.

The anticipated dollar-weighted average maturity of the Fund is three to seven years. The anticipated weighted average modified duration for the Fund is two to five years, with a maximum duration on any instrument of nine years. The Advisor will not continue to hold a security whose duration has moved above nine years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, a portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. Modified duration adjusts duration to take into account the yield to maturity and the number of coupons received each year. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

Up to 10% of the Fund’s total assets may be invested in securities that at the time of purchase are debt securities that are rated lower than “A–” but at least “BBB–” (or its equivalent) by at least one of the Rating Organizations by which such securities are rated, so long as the Fund does not invest more than 3% of its total net assets in securities of any single issuer whose securities are rated “BBB–”. Securities that are downgraded below “BBB–” (or its equivalent) after purchase may continue to be held in the Fund. Although considered to be investment grade, debt securities rated “BBB” may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. Debt securities rated below “BBB–” (or its equivalent) are commonly referred to as “high-yield” or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are often less liquid than investment grade debt securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in collateralized mortgage obligations are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 4.66% (2Q09) Lowest Quarterly Return (3.75)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class I | William Blair Income Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	357
10 Years	rr_ExpenseExampleYear10	798
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	8.04%
2003	rr_AnnualReturn2003	3.76%
2004	rr_AnnualReturn2004	2.79%
2005	rr_AnnualReturn2005	1.92%
2006	rr_AnnualReturn2006	4.33%
2007	rr_AnnualReturn2007	1.36%
2008	rr_AnnualReturn2008	(2.26%)
2009	rr_AnnualReturn2009	9.89%
2010	rr_AnnualReturn2010	6.33%
2011	rr_AnnualReturn2011	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.75%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.46%
5 Years	rr_AverageAnnualReturnYear05	4.07%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Class I | William Blair Income Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.91%
5 Years	rr_AverageAnnualReturnYear05	2.30%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Class I | William Blair Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.52%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	2.38%
Class I | William Blair Income Fund | Barclays Capital Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.80%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Class I | William Blair Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maximize total return by investing in a diversified portfolio of investment grade low duration debt securities. Total return includes both income and capital appreciation. The Fund seeks to outperform the Merrill Lynch 1-Year U.S. Treasury Note Index through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. The Advisor also actively manages the Fund’s average duration relative to the Merrill Lynch 1-Year U.S. Treasury Note Index.

The Fund invests primarily in investment grade debt securities rated in the highest three categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may also invest in Rule 144A securities.

The anticipated weighted average duration for the Fund is between 0.5 to 2 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in Section 4(2) commercial paper. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 0.96% (1Q10) Lowest Quarterly Return (0.01)% (4Q10)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I | William Blair Low Duration Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[26]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	723
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	1.89%
2011	rr_AnnualReturn2011	1.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.99%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class I | William Blair Low Duration Fund | Return After Taxes on Distributions | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.04%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class I | William Blair Low Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.29%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class I | William Blair Low Duration Fund | Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Class I | William Blair Ready Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR READY RESERVES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, a stable share price and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in short-term U.S. dollar-denominated domestic money market instruments, which include securities issued by domestic companies; the U.S. Government, its agencies and instrumentalities; and U.S. banks. The Fund invests exclusively in securities that are high quality, which means that they are rated in the top two categories by a nationally recognized statistical rating organization. The Fund reserves the right to invest more than 25% of its assets in the domestic banking industry. The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in asset-backed securities, repurchase agreements, Section 4(2) commercial paper, when-issued and delayed delivery securities and variable rate securities, each of which is more fully described in the Investment Glossary. The Fund is designed to be highly liquid and seeks to maintain a net asset value of $1.00 per share although there is no guarantee that the net asset value of $1.00 per share of the Fund will be maintained. The Fund is designed for investors who seek to obtain the maximum current income consistent with the preservation of capital.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. As with any money market fund, there is a risk that the issuers or guarantors of securities will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You should not rely on or expect the Advisor to purchase distressed assets, make capital infusions, enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. To the extent the Fund invests in short-term U.S. dollar-denominated foreign money market instruments, investing in foreign securities may involve a greater degree of risk than investing in domestic securities due to the possibility of, but not limited to, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war and expropriation. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in the Fund may have a significant adverse effect on the share price of the Fund. Because the Fund may concentrate its assets in the banking industry, the Fund’s performance may depend in large part on that industry. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual return for the years indicated compares with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual return for the years indicated compares with those of a broad measure of market performance.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 1.31% (1Q01) Lowest Quarterly Return 0.00% (4Q09)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Although the Class I shares have been registered since 1999, they were not previously offered. As a result, the Class I shares do not have returns to report. Returns for the Class N shares of the Fund, which are offered in a separate prospectus, are reported instead. The returns for the Class I shares will be substantially similar to those of the Class N shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Class I shares will differ from the Class N shares only to the extent that the expenses of the classes differ.
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

(1) Although the Class I shares have been registered since 1999, they were not previously offered. As a result, the Class I shares do not have returns to report. Returns for the Class N shares of the Fund, which are offered in a separate prospectus, are reported instead. The returns for the Class I shares will be substantially similar to those of the Class N shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the Class I shares will differ from the Class N shares only to the extent that the expenses of the classes differ.

Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Class I | William Blair Ready Reserves Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	1.28%
2003	rr_AnnualReturn2003	0.66%
2004	rr_AnnualReturn2004	0.80%
2005	rr_AnnualReturn2005	2.62%
2006	rr_AnnualReturn2006	4.47%
2007	rr_AnnualReturn2007	4.75%
2008	rr_AnnualReturn2008	2.20%
2009	rr_AnnualReturn2009	0.10%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Class I | William Blair Ready Reserves Fund | AAA Rated Money Market Funds
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.39%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Institutional Class | William Blair Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Global Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes worldwide, that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 65% of the Fund’s equity holdings may be invested in securities of issuers in any one country at any given time. Under normal market conditions at least 35% of the Fund’s assets will be invested in companies located outside the United States. Normally, the Fund’s investments will be divided among the United States, Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World (ACW) Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of companies throughout the world, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table showing the Fund’s annual returns and average annual returns are not set forth because no shares of the Fund’s Institutional Class have been issued. The Fund’s Institutional Class has had no subscriptions since its inception.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess
The bar chart and table showing the Fund’s annual returns and average annual returns are not set forth because no shares of the Fund’s Institutional Class have been issued. The Fund’s Institutional Class has had no subscriptions since its inception.

Institutional Class | William Blair Global Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	604
10 Years	rr_ExpenseExampleYear10	1,325
Institutional Class | William Blair Institutional International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Institutional International Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its total assets in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by companies of all sizes domiciled outside the U.S, that the Advisor believes have above-average growth, profitability and quality characteristics. The Advisor seeks investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at earlier stages of development. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Investable Market Index (IMI) (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund first started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 28.07% (2Q09) Lowest Quarterly Return (26.62)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair Institutional International Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.94%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
Bar Chart Table:	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	42.47%
2004	rr_AnnualReturn2004	18.15%
2005	rr_AnnualReturn2005	22.76%
2006	rr_AnnualReturn2006	23.45%
2007	rr_AnnualReturn2007	18.49%
2008	rr_AnnualReturn2008	(51.99%)
2009	rr_AnnualReturn2009	42.83%
2010	rr_AnnualReturn2010	20.10%
2011	rr_AnnualReturn2011	(13.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.66%)
5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2002
Institutional Class | William Blair Institutional International Growth Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.22%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	7.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2002
Institutional Class | William Blair Institutional International Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.86%)
5 Years	rr_AverageAnnualReturnYear05	(2.83%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2002
Institutional Class | William Blair Institutional International Growth Fund | MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2002
Institutional Class | William Blair Institutional International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INSTITUTIONAL INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Institutional International Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign large capitalization (“large cap”) and medium capitalization (“mid cap”) companies, that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests primarily in equity securities of companies that have a total market capitalization of $5 billion or more. Securities of companies whose total market capitalization falls below $5 billion after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest up to 30% of its net assets in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. To a limited extent, the Fund may also invest in small capitalization (“small cap”) companies.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 23.09% (2Q09) Lowest Quarterly Return (27.47)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair Institutional International Equity Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
Bar Chart Table:	rr_BarChartTableAbstract
2005	rr_AnnualReturn2005	18.26%
2006	rr_AnnualReturn2006	20.22%
2007	rr_AnnualReturn2007	18.36%
2008	rr_AnnualReturn2008	(49.57%)
2009	rr_AnnualReturn2009	33.27%
2010	rr_AnnualReturn2010	11.12%
2011	rr_AnnualReturn2011	(12.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.47%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.12%)
5 Years	rr_AverageAnnualReturnYear05	(4.93%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2004
Institutional Class | William Blair Institutional International Equity Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.40%)
5 Years	rr_AverageAnnualReturnYear05	(5.52%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2004
Institutional Class | William Blair Institutional International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.52%)
5 Years	rr_AverageAnnualReturnYear05	(4.11%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2004
Institutional Class | William Blair Institutional International Equity Fund | MSCI All Country World Ex-U.S. IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.31%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2004
Institutional Class | William Blair International Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign small cap companies, that the Advisor believes have above-average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $5 billion or less. Securities of companies whose total market capitalization no longer meets this definition of small cap company after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of foreign small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. These foreign investment risks are magnified in less-established, emerging markets. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 32.86% (2Q09) Lowest Quarterly Return (29.33)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair International Small Cap Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	20.86%
2007	rr_AnnualReturn2007	13.53%
2008	rr_AnnualReturn2008	(51.53%)
2009	rr_AnnualReturn2009	57.84%
2010	rr_AnnualReturn2010	26.40%
2011	rr_AnnualReturn2011	(11.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.33%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Institutional Class | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.82%)
5 Years	rr_AverageAnnualReturnYear05	(1.06%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Institutional Class | William Blair International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Institutional Class | William Blair International Small Cap Growth Fund | MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2005
Institutional Class | William Blair Emerging Markets Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market companies of all sizes, that the Advisor believes have above-average growth, profitability and quality characteristics. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 33.95% (2Q09) Lowest Quarterly Return (32.59)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair Emerging Markets Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	38.49%
2007	rr_AnnualReturn2007	37.21%
2008	rr_AnnualReturn2008	(61.51%)
2009	rr_AnnualReturn2009	74.33%
2010	rr_AnnualReturn2010	23.91%
2011	rr_AnnualReturn2011	(16.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.59%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.82%)
5 Years	rr_AverageAnnualReturnYear05	(0.90%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Institutional Class | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Institutional Class | William Blair Emerging Markets Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.56%)
5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	8.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Institutional Class | William Blair Emerging Markets Growth Fund | MSCI Emerging Markets IMI (net) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.49%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
Life of the Fund	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 06, 2005
Institutional Class | William Blair Emerging Leaders Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING LEADERS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Leaders Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in emerging markets securities. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by large capitalization (“large cap”) and medium capitalization (“mid cap”) emerging market companies that the Advisor believes have above-average growth, profitability and quality characteristics. The Fund invests in large and mid cap companies in varying proportions, but the companies in which the Fund invests typically have a total market capitalization at the time of the Fund’s investment of at least the lesser of $3 billion or the smallest capitalized company included in the MSCI Emerging Markets Large Cap Index (Net). Securities of companies whose total market capitalization falls below this definition after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging market companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund may invest in the securities of smaller companies, which may be more volatile and less liquid than securities of large companies. In addition, smaller companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 33.68% (2Q09) Lowest Quarterly Return (29.77)% (4Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair Emerging Leaders Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[28]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,677
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	78.93%
2010	rr_AnnualReturn2010	23.84%
2011	rr_AnnualReturn2011	(19.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.77%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.30%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Institutional Class | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.31%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(4.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Institutional Class | William Blair Emerging Leaders Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(3.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Institutional Class | William Blair Emerging Leaders Growth Fund | MSCI Emerging Markets Large Cap Index (net) (reflects no deductions for fees. expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.65%)
Life of the Fund	rr_AverageAnnualReturnSinceInception	(2.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 26, 2008
Institutional Class | William Blair Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR EMERGING MARKETS SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market small capitalized (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by emerging market small cap companies that the Advisor believes have above average growth, profitability and quality characteristics. For purposes of the Fund, the Advisor considers a company to be a small cap company if it has a total market capitalization at the time of purchase no larger than the greater of $3 billion or the largest capitalized company included in the MSCI Emerging Markets Small Cap Index (Net). Securities of companies whose total market capitalization no longer meets this definition of small cap after purchase may continue to be held in the Fund. Emerging market companies, for purposes of the Fund, are companies organized under the laws of an emerging market country or that have securities traded principally on an exchange or over-the-counter in an emerging market country. Currently, emerging markets include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time.

In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary investment criteria. The Advisor generally seeks equity securities, including common stocks, of emerging market companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

The Advisor will vary the Fund’s sector and geographic diversification based upon the Advisor’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests most of its assets in equity securities of emerging market small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks may be greatly increased in emerging market countries because the securities of emerging markets companies may be subject to greater volatility and less liquidity than companies in more developed markets. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund’s investments. The currencies of emerging market countries may experience a devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments. In addition, the Fund invests primarily in the securities of small cap companies, which may be more volatile and less liquid than securities of large companies. In addition, small cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price. These risks are intensified for investments in micro-cap companies (i.e., companies with market capitalizations of $250 million or less). To the extent the Fund invests a significant portion of its assets in one country, the Fund will be more vulnerable to the risks of adverse economic or political forces in that country.

The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.
Institutional Class | William Blair Emerging Markets Small Cap Growth Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[29]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
Institutional Class | William Blair Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Bond Fund seeks to outperform the Barclays Capital U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in seeking to achieve the investment objective. The Fund’s investments may have variable rates of interest. The Fund invests primarily in U.S. dollar denominated, investment grade fixed income securities. A security is considered to be investment grade if it is rated in one of the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (the “Rating Organizations”). No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase. The Fund’s investments in below investment grade securities may have additional credit risk. In some cases, below investment grade securities may decline in credit quality or go into default.

The Fund’s assets will principally be invested in obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; corporate debt securities issued by domestic and foreign companies; and mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The Fund may also invest in Rule 144A securities.

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Barclays Capital U.S. Aggregate Index (the “Benchmark”). As of March 30, 2012, the modified adjusted duration of the Benchmark was 5.01 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed securities and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. The Fund’s investments in below investment grade securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 4.86% (3Q09) Lowest Quarterly Return (1.57)% (3Q08)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Yield: You may obtain the most current yield information for the Fund by calling 1-800-742-7272.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	You may obtain the most current yield information for the Fund
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-742-7272
Institutional Class | William Blair Bond Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	121
5 Years	rr_ExpenseExampleYear05	215
10 Years	rr_ExpenseExampleYear10	489
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	1.92%
2009	rr_AnnualReturn2009	11.47%
2010	rr_AnnualReturn2010	8.06%
2011	rr_AnnualReturn2011	7.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.57%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%
Life of the Fund	rr_AverageAnnualReturnSinceInception	7.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Institutional Class | William Blair Bond Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.99%
Life of the Fund	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Institutional Class | William Blair Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
Life of the Fund	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Institutional Class | William Blair Bond Fund | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Life of the Fund	rr_AverageAnnualReturnSinceInception	6.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Institutional Class | William Blair Low Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WILLIAM BLAIR LOW DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair Low Duration Fund seeks to maximize total return. Total return includes both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in Institutional Class shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to maximize total return by investing in a diversified portfolio of investment grade low duration debt securities. Total return includes both income and capital appreciation. The Fund seeks to outperform the Merrill Lynch 1-Year U.S. Treasury Note Index through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. The Advisor also actively manages the Fund’s average duration relative to the Merrill Lynch 1-Year U.S. Treasury Note Index.

The Fund invests primarily in investment grade debt securities rated in the highest three categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following: (1) obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities; (2) corporate debt securities issued by domestic or foreign companies; (3) mortgage-backed securities and asset-backed securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized (i.e., secured as to payment of interest and/or principal) by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities; and (4) money market instruments, including, but not limited to, those issued by domestic companies, the U.S. Government and its agencies and instrumentalities, U.S. banks and municipalities. The Fund may also invest in Rule 144A securities.

The anticipated weighted average duration for the Fund is between 0.5 to 2 years. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than the instrument’s stated final maturity. In addition, portfolio duration of two years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately two percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a prepayment schedule by the Advisor based upon industry experience.

The Fund may also invest in U.S. dollar-denominated money market instruments issued by foreign banks, foreign governments and multinational organizations, such as the World Bank. The Fund may also invest in Section 4(2) commercial paper. The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to credit risk. The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make interest payments or payment at maturity. The Fund’s investments in obligations issued or guaranteed by U.S. Government agencies or instrumentalities may not be backed by the full faith and credit of the United States and may differ in the degree of support provided by the U.S. Government. The Fund is also subject to interest rate risk. The value of income producing securities will generally decrease when interest rates rise, which means the Fund’s net asset value and total returns will likewise decrease in a rising interest rate environment. As of the date of this Prospectus, interest rates continue to be at historic lows. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations. The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment and extension risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Slower prepayments during periods of rising interest rates may increase the duration of the Fund’s mortgage-backed and asset-backed securities and reduce their value. Rule 144A securities are not registered for resale in the general securities market and may be classified as illiquid. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within the time period deemed desirable by the Fund. The Fund is also subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards and less stringent regulation of securities markets. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Separate accounts managed by the Advisor may invest in the Fund and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblair.com or call 1-800-635-2886.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with that of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblair.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of the Fund’s performance has varied in each of the calendar years since the Fund started.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return 0.99% (1Q10) Lowest Quarterly Return 0.13% (4Q10)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Institutional Class | William Blair Low Duration Fund | Institutional Class
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	rr_RedemptionFeeOverRedemption	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[31]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	133
5 Years	rr_ExpenseExampleYear05	233
10 Years	rr_ExpenseExampleYear10	528
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	2.15%
2011	rr_AnnualReturn2011	2.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.13%
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.14%
Life of the Fund	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Institutional Class | William Blair Low Duration Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.13%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Institutional Class | William Blair Low Duration Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009
Institutional Class | William Blair Low Duration Fund | Merrill Lynch 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
Life of the Fund	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2009

[1]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.50% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[3]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.35% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[4]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.45% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[5]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[6]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[7]	(includes a shareholder administration fee)
[8]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.65% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[9]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[10]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.35% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on May 3, 2010 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[11]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until December 15, 2011.
[12]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 15, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[13]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.65% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[14]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.85% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[15]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.70% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 1, 2009, for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[16]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.95% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[17]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[18]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.10% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[19]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[20]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[21]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[22]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.95% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[23]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.10% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on May 3, 2010 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[24]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.15% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 15, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[25]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.50% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[26]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class I operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.55% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 1, 2009, for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[27]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.10% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[28]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[29]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.25% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.
[30]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.35% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated.
[31]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Institutional Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 0.40% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on December 1, 2009, for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.